Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Operating activities:
Net income (loss)	$ 1,570	$ (1,157)	$ 20,025	$ 16,078	$ 7,023
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	2,933	2,107	9,599	7,071	4,805
Gain on conversion of note payable			(200)	0	0
Loss on debt extinguishment			1,594	0	0
Loss on disposal of property and equipment			58	273	288
Amortization of deferred financing costs	78	7	455	28	28
Warrant expense related to professional service providers for services rendered	0	43	43	49	228
Stock-based compensation expense	2,359	6,330	12,324	1,197	2,104
Deferred income tax (benefit) expense	(265)	4,354	3,812	56	(716)
Changes in operating assets and liabilities:
Prepaid income taxes	(585)	0	(36)	0	0
Income tax receivable	0	(7,400)	0	20	(20)
Inventories	(14,508)	(12,741)	(22,041)	(12,036)	(10,711)
Prepaid expenses and other assets	941	(3,621)	(4,133)	(3,270)	(756)
Accounts payable	703	(799)	3,369	12,481	3,684
Income taxes payable	(6,525)	(8,120)	(2,056)	8,998	2,144
Accrued salaries and wages	(1,479)	(7,818)	(5,050)	7,211	544
Deferred rent	2,405	1,555	7,723	6,997	6,295
Other accrued expenses	602	3,562	4,877	1,542	105
Net cash provided by (used in) operating activities	(11,771)	(23,698)	30,363	46,695	15,045
Investing activities:
Capital expenditures	(8,148)	(4,801)	(22,890)	(18,558)	(14,883)
Net cash used in investing activities	(8,148)	(4,801)	(22,890)	(18,558)	(14,883)
Financing activities:
Borrowing under long term note payable			0	0	250
Borrowing under Term Loan Facility			100,000	0	0
Repayment of Term Loan Facility			(65,500)	0	0
Cash paid for debt financing costs			(2,751)	0	(43)
Repayment of note payable			(50)	0
Net proceeds from issuance of preferred stock			0	0	191,855
Net proceeds from issuance of common stock			73,198	1,110	0
Proceeds from exercise of and prepayment related to warrants and options to purchase common stock	158	201	239	33	6,852
Repurchase of unvested restricted shares related to stock option exercises	0	(17)	(17)	(140)	0
Dividends paid to shareholders			(99,451)	0	(192,417)
Redemption of warrants			0	0	(10,168)
Excess tax benefit related to restricted shares and exercise of stock options and warrants	402	1,525	1,647	0	3,226
Net cash provided by (used in) financing activities	560	1,709	7,315	1,003	(445)
Net increase (decrease) in cash and cash equivalents	(19,359)	(26,790)	14,788	29,140	(283)
Cash and cash equivalents at beginning of period	56,081	41,293	41,293	12,153	12,436
Cash and cash equivalents at end of period	36,722	14,503	56,081	41,293	12,153
Supplemental disclosures of cash flow information:
Interest paid			2,056	24	53
Income taxes paid			$ 10,803	$ 1,157	$ 111